Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2021

FIV-QTLY-0321
1.844602.114

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	82,685	$5,277,165
Evolution Mining Ltd.	409,803	1,481,398
Macquarie Group Ltd.	48,884	4,909,051

TOTAL AUSTRALIA		11,667,614

Austria - 0.8%
Erste Group Bank AG	136,607	4,185,930
Bailiwick of Jersey - 1.9%
Ferguson PLC	39,916	4,634,598
Glencore Xstrata PLC	1,577,000	5,264,227

TOTAL BAILIWICK OF JERSEY		9,898,825

Belgium - 2.5%
Anheuser-Busch InBev SA NV	86,300	5,417,286
KBC Groep NV	112,616	7,888,312

TOTAL BELGIUM		13,305,598

Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	2,176	4,469,869
ORSTED A/S (a)	21,600	4,113,044

TOTAL DENMARK		8,582,913

Finland - 0.7%
Sampo Oyj (A Shares)	86,234	3,629,237
France - 12.8%
ALTEN (b)	9,100	961,872
Atos Origin SA (b)	26,882	2,070,886
AXA SA	386,805	8,569,421
BNP Paribas SA (b)	209,200	10,032,330
Capgemini SA	27,293	3,958,010
Natixis SA (b)	373,600	1,415,913
Sanofi SA	103,879	9,769,644
SR Teleperformance SA	15,200	4,984,098
Total SA	298,105	12,564,657
VINCI SA	54,500	5,053,686
Vivendi SA	175,892	5,404,649
Worldline SA (a)(b)	28,788	2,447,594

TOTAL FRANCE		67,232,760

Germany - 13.0%
Bayer AG	93,100	5,634,682
Deutsche Post AG	143,300	7,078,318
Hannover Reuck SE	28,400	4,411,497
HeidelbergCement AG	68,600	5,079,886
Infineon Technologies AG	83,100	3,329,285
Linde PLC	24,114	5,911,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,500	5,177,732
Rheinmetall AG	31,950	3,386,427
RWE AG	124,400	5,353,241
Siemens AG	98,839	15,345,900
Vonovia SE	110,080	7,366,019

TOTAL GERMANY		68,074,223

Hong Kong - 0.9%
AIA Group Ltd.	403,600	4,866,106
India - 0.4%
Reliance Industries Ltd. sponsored GDR (a)	42,000	2,129,400
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	6,676,100	1,989,031
Ireland - 2.0%
CRH PLC	183,202	7,517,664
Ryanair Holdings PLC (b)	6,800	116,966
Ryanair Holdings PLC sponsored ADR (b)	30,900	2,937,663

TOTAL IRELAND		10,572,293

Italy - 3.6%
Assicurazioni Generali SpA	186,300	3,185,529
Enel SpA	1,173,500	11,638,764
Mediobanca SpA (b)	452,625	4,044,921

TOTAL ITALY		18,869,214

Japan - 24.2%
DENSO Corp.	92,700	5,139,232
FANUC Corp.	18,600	4,855,888
Fujitsu Ltd.	30,100	4,593,257
Hoya Corp.	52,000	6,649,864
Ibiden Co. Ltd.	55,000	2,551,912
Idemitsu Kosan Co. Ltd.	105,700	2,476,374
Itochu Corp.	243,200	6,959,683
Kao Corp.	41,000	2,973,669
Minebea Mitsumi, Inc.	243,070	5,381,444
Mitsubishi Estate Co. Ltd.	134,600	2,122,862
Mitsubishi UFJ Financial Group, Inc.	1,298,861	5,865,371
Mitsui Fudosan Co. Ltd.	98,400	1,990,170
OBIC Co. Ltd.	13,693	2,570,093
Oracle Corp. Japan	24,200	2,853,310
ORIX Corp.	308,900	4,939,687
Recruit Holdings Co. Ltd.	68,300	2,970,874
Shin-Etsu Chemical Co. Ltd.	48,700	8,450,260
Shinsei Bank Ltd.	228,800	2,809,077
SoftBank Group Corp.	91,600	7,096,526
Sony Corp.	65,500	6,269,179
Sumitomo Mitsui Financial Group, Inc.	202,100	6,278,909
Suzuki Motor Corp.	98,630	4,433,148
Takeda Pharmaceutical Co. Ltd.	68,051	2,393,329
Tokio Marine Holdings, Inc.	125,648	6,157,346
Tokyo Electron Ltd.	10,700	4,066,705
Toyota Motor Corp.	198,625	13,930,732

TOTAL JAPAN		126,778,901

Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	75,280	5,519,506
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands) (b)	182,300	3,991,435
Netherlands - 2.7%
AerCap Holdings NV (b)	43,700	1,671,088
Airbus Group NV	42,600	4,283,759
Koninklijke Philips Electronics NV	66,035	3,599,514
NN Group NV	107,193	4,461,883

TOTAL NETHERLANDS		14,016,244

Portugal - 0.3%
Galp Energia SGPS SA Class B	165,685	1,663,003
Singapore - 0.9%
United Overseas Bank Ltd.	255,723	4,500,756
Spain - 2.2%
Banco Santander SA (Spain)	2,687,582	7,844,797
Cellnex Telecom SA (a)	48,600	2,849,253
Unicaja Banco SA (a)	1,207,700	836,860

TOTAL SPAIN		11,530,910

Sweden - 3.2%
Ericsson (B Shares)	501,600	6,315,871
Investor AB (B Shares)	104,060	7,651,049
Volvo AB (B Shares)	115,200	2,850,946

TOTAL SWEDEN		16,817,866

Switzerland - 7.1%
Novartis AG	106,040	9,601,411
Roche Holding AG (participation certificate)	7,710	2,660,814
Siemens Energy AG (b)	92,557	3,434,823
Swiss Life Holding AG	5,853	2,673,686
UBS Group AG	585,658	8,427,619
Zurich Insurance Group Ltd.	25,501	10,197,537

TOTAL SWITZERLAND		36,995,890

United Kingdom - 11.0%
Anglo American PLC (United Kingdom)	278,676	9,217,326
AstraZeneca PLC (United Kingdom)	35,712	3,643,024
Beazley PLC	289,700	1,236,048
BHP Group PLC	735,991	20,170,077
BP PLC (b)	2,469,733	9,177,418
Imperial Brands PLC	136,281	2,744,864
Lloyds Banking Group PLC	9,932,456	4,457,015
Royal Dutch Shell PLC Class B sponsored ADR	92,500	3,227,325
Standard Chartered PLC (United Kingdom)	628,898	3,825,880

TOTAL UNITED KINGDOM		57,698,977

TOTAL COMMON STOCKS
(Cost $462,742,832)		504,516,632

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Porsche Automobil Holding SE (Germany)
(Cost $9,103,255)	127,700	8,869,389

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (c)
(Cost $11,160,879)	11,158,647	11,160,879
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $483,006,966)		524,546,900
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(345,478)
NET ASSETS - 100%		$524,201,422

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,376,151 or 2.4% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,010
Total	$1,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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